Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Outstanding [Line Items]
2013	$ 150.0
2014	0
2015	0
2016	0
2017	0
Thereafter	1,931.2
Total	$ 2,081.2